Cover	May 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2026
Entity File Number	001-34824
Entity Registrant Name	AMBOW EDUCATION HOLDING LTD.
Entity Central Index Key	0001494558
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10080 N. Wolfe RD
Entity Address, Address Line Two	Suite SW3-200
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	619
Local Phone Number	684-8954
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American depositary shares (one American depositary share representing twenty Class A Ordinary Shares, par value $0.003 per share) **
Title of 12(b) Security	American depositary shares (one American depositary share representing twenty Class A Ordinary Shares, par value $0.003 per share) **
Trading Symbol	AMBO
Security Exchange Name	NYSEAMER
Class A Ordinary Shares, par value $0.003 per share*
Title of 12(b) Security	Class A Ordinary Shares, par value $0.003 per share*
Security Exchange Name	NYSEAMER